Expense Example {- Fidelity® Stock Selector All Cap Fund} - 09.30 Fidelity Stock Selector All Cap Fund AMCIZ Prospectus-11 - Fidelity® Stock Selector All Cap Fund	Nov. 28, 2020 USD ($)
Fidelity Stock Selector All Cap Fund-Class A
Expense Example:
1 year	$ 664
3 years	854
5 years	1,060
10 years	1,652
Fidelity Stock Selector All Cap Fund-Class M
Expense Example:
1 year	466
3 years	712
5 years	976
10 years	1,732
Fidelity Stock Selector All Cap Fund-Class C
Expense Example:
1 year	277
3 years	548
5 years	944
10 years	2,052
Fidelity Stock Selector All Cap Fund-Class I
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	774
Fidelity Stock Selector All Cap Fund-Class Z
Expense Example:
1 year	54
3 years	170
5 years	296
10 years	$ 665